Financial assets, liabilities and financial result (excluding Orange Bank) - Fair value hedges (Details) - GBP (£) £ in Millions	Jun. 19, 2017	Dec. 31, 2017	Jan. 29, 2016
Telecom activities, operating segment [member] | Operating segments [member] | Fair value hedges [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		£ 608
Available for sale securities, BT shares [member]
Disclosure of detailed information about financial instruments [line items]
Equity interest (as a percent)		2.67%	4.00%
Percentage of investment securities sold (as a percent)	33.33%